SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment vote shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Aug. 19, 2021 USD ($)	Aug. 19, 2021 GBP (£)	Jul. 22, 2021 vote
Accounting Policies [Line Items]
Long-lived assets impairment charges	$ 0	$ 0	$ 0
Investment received				$ 46,397,000	£ 38,340
Employee maximum contribution, percentage of monthly salary	8.33%
Severance pay expenses	$ 1,069,000	1,217,000	$ 842,000
Warranty liability	$ 127,000	$ 0
Weighted average number of shares excluded from calculation of diluted net loss per share (in shares) | shares	2,679,771	2,314,774	2,357,399
Deferred revenues	$ 0	$ 943,000	$ 943,000
Revenues	1,608,000	0	6,000
Capitalized costs	0	943,000	943,000
Cost of revenues	3,270,000	547,000	995,000
Remaining performance obligations	0	943,000
Advertising costs	$ 224,000	614,000	$ 1,000,000
Number of operating segments | segment	1
REE Platform Proptypes
Accounting Policies [Line Items]
Revenues	$ 943,000
Cost of revenues	943,000
EV Prototypes
Accounting Policies [Line Items]
Revenues	$ 665,000
Share-based Payment Arrangement, Option
Accounting Policies [Line Items]
Expected dividend yield	0.00%		0.00%
Class A Ordinary Shares
Accounting Policies [Line Items]
Number of votes | vote	1					1
US
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	4.00%
Employer expenses related to defined contribution plan	$ 106,000	$ 117,000	$ 76,000
Foreign Plan
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	6.00%	6.00%	3.00%
Employer expenses related to defined contribution plan	$ 538,000	$ 371,000	$ 119,000
APC
Accounting Policies [Line Items]
Non-royalty bearing grants received				12,272,000	10,141
Investment received				49,571,000	40,963
Royalty-bearing grants	$ 4,667,000	$ 4,472,000	$ 0
UK Government
Accounting Policies [Line Items]
Non-royalty bearing grants received				$ 15,002,000	£ 12,397